Summary of Restricted Share Activity (Detail) (Restricted Stock [Member], USD $)	4 Months Ended
Dec. 31, 2014
Restricted Stock [Member]
Number of Shares
Granted	9,887,000
Vested	(821,252)
Ending Balance	9,065,748
Vested	821,252
Weighted Average Grant Date Fair Value
Granted	$ 0.001
Ending Balance	$ 0.001
Vested at December 31, 2014	$ 0.001